Loss Per Share - Schedule of computation of basic net loss per share attributable to common stockholders (Detail) - USD ($)		3 Months Ended						9 Months Ended			12 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Line Items]
Net loss attributable to common stockholders		$ (33,384,811)	$ 1,973,286	$ (18,200)	$ (69)	$ (7,230)	$ (44,611)	$ (31,429,725)		$ (51,910)		$ (51,910)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic	[1],[2]											7,500,000
Net loss per share attributable to common stockholders -												$ (0.01)
ColdQuanta Inc dba Infleqtion [Member]
Earnings Per Share [Line Items]
Net loss attributable to common stockholders								$ (21,035,000)	$ (45,498,000)		$ (53,764,000)		$ (52,766,000)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic								45,456,929	39,217,386		39,808,027		35,065,048
Net loss per share attributable to common stockholders -								$ (0.46)	$ (1.16)		$ (1.35)		$ (1.5)

[1]	Excludes an aggregate of up to 1,125,000 Class B ordinary shares, $0.0001 par value subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 5).
[2]	In April 2025 the Company, through a share capitalization, issued the Sponsor an additional 1,437,500 founder shares, for which the Sponsor now holds 8,625,000 founder shares in the aggregate. All share and per share data has been retrospectively presented.